Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

The grant date for all broad-based LTI awards occurs on a pre-established future date set by the Compensation Committee. However, within guidelines established by the Compensation Committee, the CEO may make LTI awards in the case of new hires and promotions not involving NEOs, and the Compensation Committee will ratify such awards provided they are consistent with established guidelines. The Company currently does not grant stock options and has not done so for several years. Eligible employees, including our NEOs, subject to certain exceptions, may voluntarily enroll in our ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading day in March and September. The Compensation Committee did not take material nonpublic information into account when determining the timing of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The grant date for all broad-based LTI awards occurs on a pre-established future date set by the Compensation Committee. However, within guidelines established by the Compensation Committee, the CEO may make LTI awards in the case of new hires and promotions not involving NEOs, and the Compensation Committee will ratify such awards provided they are consistent with established guidelines. The Company currently does not grant stock options and has not done so for several years. Eligible employees, including our NEOs, subject to certain exceptions, may voluntarily enroll in our ESPP and receive an option to purchase shares at a discount using payroll deductions accumulated during the prior six-month period. Purchase dates under the ESPP are generally the last trading day in March and September.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing of equity awards in 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false